Segmented Information - Schedule of Non-current Assets and Revenue by Geographical Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS
Non-current assets	$ 44,245	$ 39,811
Revenue
ORGANOCLAY SALES	4,843	4,290
Canada
NON-CURRENT ASSETS
Non-current assets	51	41
United States
NON-CURRENT ASSETS
Non-current assets	8,912	19,377
Revenue
ORGANOCLAY SALES	4,843	4,290
Germany
NON-CURRENT ASSETS
Non-current assets		756
Argentina
NON-CURRENT ASSETS
Non-current assets	$ 35,282	$ 19,637